     Filed with the Securities and Exchange Commission on August 15, 2008

Registration No. 333-08853                 Investment Company Act No. 811-5438

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                             Post-Effective No. 13
                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 170

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                    JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:
                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
        One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233
          Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[_]on ______ pursuant to paragraph (b) of Rule 485

[X]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_]on ______ pursuant to paragraph (a) (i) of Rule 485

[_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_]on __________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================
Choice II

                                      NOTE

 Registrant is filing this Post-Effective Amendment No.36 to Registration Statement No. 333-08853 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
 No. 33 filed with the SEC on April 17, 2008, as supplemented, are hereby incorporated by reference. However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

 ADVISORS CHOICE(R) 2000

                        Supplement Dated August 15, 2008
                     to the Prospectuses Dated May 1, 2008

 This Supplement should be read and retained with the current Prospectus for your annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-800-752-6342.

 In the Prospectus immediately following the Table of Contents, we add the following section entitled, "Summary":

                                    SUMMARY

                      Advisors Choice 2000 ("Choice 2000")

 This Summary describes key features of the variable annuity described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. This Summary only describes the annuity we currently sell. If you have already purchased your annuity, some of the features may be different. You should read the entire prospectus for a complete description of the variable annuity. Your financial advisor can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and to receive an income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial advisor will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of guarantees to receive an income for life, or death benefits for your beneficiaries. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 Why is a variable annuity "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 How do I purchase one of the variable annuities? See your financial advisor to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                              Maximum Age for  Minimum Initial
                   Product    Initial Purchase Purchase Payment
                 ----------------------------------------------
                 Choice 2000        None            $5,000
                 ----------------------------------------------

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you varies by law, and is stated on the front cover of your contract. You must cancel your contract in writing.

 See "What Are the Requirements for Purchasing One of the Annuities?" for more detail.

 Where should I invest my money? With the help of your financial advisor, you choose where to invest your money within the annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. Each of the underlying mutual funds is described by its own prospectus, which you should read carefully. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax. You may take withdrawals until your account value is depleted.

 Instead of withdrawals, you may elect to receive annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their account value through withdrawals. If you elect to receive annuity payments, you convert your account value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of a guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your account value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The propriety formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
   .   Highest Daily Lifetime Seven
   .   Spousal Highest Daily Lifetime Seven
   .   Highest Daily Lifetime Seven with Lifetime Income Accelerator
   .   Highest Daily Lifetime Seven with Beneficiary Income Option
   .   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
   .   Lifetime Five
   .   Spousal Lifetime Five

 Options for Guaranteed Accumulation. We offer several optional benefits for an additional fee that guarantee your account value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. These benefits utilize a proprietary asset transfer formula to help protect the account value in periods of negative account performance. The proprietary formula monitors your account value on a daily basis and transfers portions into and out of a bond portfolio when necessary.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:
   .   Guaranteed Return Option Plus
   .   Guaranteed Return Option Plus 2008
   .   Highest Daily Guaranteed Return Option

 Other Guaranteed Options. We also offer the following options. Please see the corresponding section in the prospectus for complete details:
   . Guaranteed Minimum Income Benefit: This option guarantees a rate of accumulation of your purchase payments over a period of years for use with converting your account value into an annuity stream (also called "annuitization").
   . Guaranteed Minimum Withdrawal Benefit: This option guarantees up to a certain percentage of the account value to be withdrawn annually until the original investment is returned even if the account value reaches zero.

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer a number of optional death benefits for an additional charge:
   . Enhanced Beneficiary Protection Death Benefit: Offers the basic death benefit plus 40% of "growth" under your annuity as defined later in this prospectus.
   . Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.
   .   Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.
   . Highest Daily Value Death Benefit: Offers the greater of the basic death benefit and a highest daily value of the annuity.

 Each death benefit has certain age restrictions. Please see the "Death Benefit" section of the Prospectus for more information.

 What are the Annuity's Fees and Charges?
 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $50,000.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge daily. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                 ---------------------------------------------
                           FEE/CHARGE             Choice 2000
                 ---------------------------------------------
                 Mortality & Expense Risk Charge    0.50%
                 ---------------------------------------------
                 Administration Charge              0.15%
                 ---------------------------------------------
                 Total Insurance Charge             0.65%
                 ---------------------------------------------

 Charges for Optional Benefits: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge on a daily basis from your Account Value allocated to the Sub-accounts. The additional charge is included in the daily calculation of the Unit Price for each Sub-account. We may assess charges for other optional benefits on a different basis. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity
 We will pay your financial advisor a commission for selling one of our variable annuities to you. We may also pay fees to your financial advisor's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial advisor to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial advisor or us. See "General Information".

 Other Information
 Please see the section entitled "General Information" for more information about our annuities.

 In the Prospectus, immediately after the section entitled "Appendix K - Asset Transfer Formula Under Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven" we add the following section entitled "Appendix L - Hypothetical Illustrations":

                    APPENDIX L - HYPOTHETICAL ILLUSTRATIONS

 The tables in the following pages illustrate examples of how each of our variable annuities could operate. Each illustration shows how different hypothetical rates of return could affect the value of your annuity, its death benefit, and withdrawal values over a hypothetical 30-year period. The returns shown are hypothetical and should not be deemed a projection or prediction of future rates of return. Actual investment results will be more or less than those shown and will depend on a number of factors, including the choice and actual returns of the variable investment options in which you invest.

 The illustrations assume:
   .   You make one purchase payment of $100,000;
   .   You elect Highest Daily Lifetime Seven ("HD7") at issue;
   .   You do not elect an optional death benefit;
   .   You purchase the annuity at age 55;
   .   You begin taking withdrawals in the 11/th/ annuity year.

 The tables are intended to enhance your understanding of our variable annuity by illustrating an example based on the assumptions above. Each illustration is based on only one set of assumptions, and would show different results under a different set of assumptions, such as a different selection of optional benefits. You may obtain illustrations that are customized for your individual situation by contacting your financial advisor.

 In order to illustrate different levels of fluctuation that could occur due to different styles of investing, we have included hypothetical returns based on a "growth" model and a "conservative growth" model. Each model represents a mix of equity-based and fixed-income returns. The "growth" model assumes allocations to investments more heavily weighted in equity investments, where the "conservative growth" model assumes allocations to investments more heavily weighted in fixed-income investments. We have also included an illustration that assumes the annuity grows at a hypothetical rate of return based on a "0% Gross Return" model. The purpose of showing the 0% Return model is to demonstrate how negative growth in the underlying investment options, together with the effect of contract charges, affects various values under the annuity. In all cases the hypothetical values are intended to be net of underlying portfolio charges as well as charges for the annuity and optional benefits. It is not possible to invest in any of the models.

                           Hypothetical Growth Model

                                  Choice 2000

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "growth" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

-----------------------------------------------------------------------------------------------------------
                                                                                  Withdrawal
                                                                                   Amount @
               Annual Net       Total                      Death                   Beginning   HD7 Annual
Year Premium Rate of Return Account Value Surrender Value Benefit Protected Value of the Year Income Amount
-----------------------------------------------------------------------------------------------------------
  1  100,000      3.90%        103,905        103,905     103,905     107,000            -        5,350
-----------------------------------------------------------------------------------------------------------
  2        -     11.35%        115,696        115,696     115,696     134,411            -        6,721
-----------------------------------------------------------------------------------------------------------
  3        -     24.94%        144,553        144,553     144,553     150,678            -        7,534
-----------------------------------------------------------------------------------------------------------
  4        -     -6.31%        135,437        135,437     135,437     161,225            -        8,061
-----------------------------------------------------------------------------------------------------------
  5        -     16.01%        157,127        157,127     157,127     172,511            -        8,626
-----------------------------------------------------------------------------------------------------------
  6        -     17.13%        184,040        184,040     184,040     190,321            -        9,516
-----------------------------------------------------------------------------------------------------------
  7        -      2.46%        188,563        188,563     188,563     209,771            -       10,489
-----------------------------------------------------------------------------------------------------------
  8        -     24.92%        235,551        235,551     235,551     239,638            -       11,982
-----------------------------------------------------------------------------------------------------------
  9        -     14.19%        268,975        268,975     268,975     277,453            -       13,873
-----------------------------------------------------------------------------------------------------------
 10        -      3.44%        278,224        278,224     278,224     306,571            -       15,329
-----------------------------------------------------------------------------------------------------------
 11        -     11.25%        292,472        292,472     292,472     292,472       15,329       15,329
-----------------------------------------------------------------------------------------------------------
 12        -     23.01%        340,916        340,916     340,916     340,916       15,329       17,046
-----------------------------------------------------------------------------------------------------------
 13        -     -4.36%        309,744        309,744     309,744     323,871       17,046       17,046
-----------------------------------------------------------------------------------------------------------
 14        -     23.99%        362,909        362,909     362,909     362,909       17,046       18,145
-----------------------------------------------------------------------------------------------------------
 15        -      5.44%        363,512        363,512     363,512     383,099       18,145       19,155
-----------------------------------------------------------------------------------------------------------
 16        -      7.36%        369,719        369,719     369,719     369,719       19,155       19,155
-----------------------------------------------------------------------------------------------------------
 17        -     -2.38%        342,222        342,222     342,222     344,789       19,155       19,155
-----------------------------------------------------------------------------------------------------------
 18        -     29.84%        419,482        419,482     419,482     419,482       19,155       20,974
-----------------------------------------------------------------------------------------------------------
 19        -     16.18%        462,972        462,972     462,972     471,983       20,974       23,599
-----------------------------------------------------------------------------------------------------------
 20        -     25.94%        553,356        553,356     553,356     553,356       23,599       33,201
-----------------------------------------------------------------------------------------------------------
 21        -     22.03%        634,769        634,769     634,769     634,769       33,201       38,086
-----------------------------------------------------------------------------------------------------------
 22        -     14.23%        681,583        681,583     681,583     683,612       38,086       41,017
-----------------------------------------------------------------------------------------------------------
 23        -     -7.29%        593,846        593,846     593,846     642,595       41,017       41,017
-----------------------------------------------------------------------------------------------------------
 24        -    -10.27%        496,035        496,035     496,035     601,579       41,017       41,017
-----------------------------------------------------------------------------------------------------------
 25        -    -17.20%        376,757        376,757     376,757     560,562       41,017       41,017
-----------------------------------------------------------------------------------------------------------
 26        -     20.71%        405,277        405,277     405,277     519,545       41,017       41,017
-----------------------------------------------------------------------------------------------------------
 27        -      7.22%        390,557        390,557     390,557     478,528       41,017       41,017
-----------------------------------------------------------------------------------------------------------
 28        -      1.35%        354,270        354,270     354,270     437,512       41,017       41,017
-----------------------------------------------------------------------------------------------------------
 29        -      9.19%        342,037        342,037     342,037     396,495       41,017       41,017
-----------------------------------------------------------------------------------------------------------
 30        -     -0.57%        299,312        299,312     299,312     355,478       41,017       41,017
-----------------------------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                     Hypothetical Conservative Growth Model

                                  Choice 2000

 This illustration assumes the annuity grows at a hypothetical rate of return that fluctuates daily based on a "conservative" model. The model represents a mix of equity-based and fixed-income returns. It is not possible to invest in the model.

-----------------------------------------------------------------------------------------------------------
                                                                                  Withdrawal
                                                                                   Amount @
               Annual Net       Total                      Death                   Beginning   HD7 Annual
Year Premium Rate of Return Account Value Surrender Value Benefit Protected Value of the Year Income Amount
-----------------------------------------------------------------------------------------------------------
  1  100,000      4.37%        104,370        104,370     104,370     107,590            -        5,380
-----------------------------------------------------------------------------------------------------------
  2        -      2.40%        106,873        106,873     106,873     122,199            -        6,110
-----------------------------------------------------------------------------------------------------------
  3        -     19.48%        127,688        127,688     127,688     131,820            -        6,591
-----------------------------------------------------------------------------------------------------------
  4        -     -1.47%        125,816        125,816     125,816     141,048            -        7,052
-----------------------------------------------------------------------------------------------------------
  5        -     11.25%        139,970        139,970     139,970     150,921            -        7,546
-----------------------------------------------------------------------------------------------------------
  6        -     10.29%        154,374        154,374     154,374     161,486            -        8,074
-----------------------------------------------------------------------------------------------------------
  7        -     -0.48%        153,641        153,641     153,641     172,790            -        8,639
-----------------------------------------------------------------------------------------------------------
  8        -     16.11%        178,394        178,394     178,394     184,885            -        9,244
-----------------------------------------------------------------------------------------------------------
  9        -      9.32%        195,012        195,012     195,012     200,076            -       10,004
-----------------------------------------------------------------------------------------------------------
 10        -      6.38%        207,455        207,455     207,455     221,647            -       11,082
-----------------------------------------------------------------------------------------------------------
 11        -      5.40%        206,976        206,976     206,976     210,565       11,082       11,082
-----------------------------------------------------------------------------------------------------------
 12        -     11.29%        218,009        218,009     218,009     218,009       11,082       11,082
-----------------------------------------------------------------------------------------------------------
 13        -     -2.37%        202,018        202,018     202,018     202,018       11,082       11,082
-----------------------------------------------------------------------------------------------------------
 14        -     18.13%        225,549        225,549     225,549     225,549       11,082       11,277
-----------------------------------------------------------------------------------------------------------
 15        -      4.46%        223,832        223,832     223,832     232,346       11,277       11,617
-----------------------------------------------------------------------------------------------------------
 16        -      7.38%        227,870        227,870     227,870     227,870       11,617       11,617
-----------------------------------------------------------------------------------------------------------
 17        -     -3.35%        209,005        209,005     209,005     209,112       11,617       11,617
-----------------------------------------------------------------------------------------------------------
 18        -     22.03%        240,875        240,875     240,875     240,875       11,617       12,044
-----------------------------------------------------------------------------------------------------------
 19        -      7.39%        245,741        245,741     245,741     251,885       12,044       12,594
-----------------------------------------------------------------------------------------------------------
 20        -     15.19%        268,574        268,574     268,574     268,574       12,594       16,114
-----------------------------------------------------------------------------------------------------------
 21        -     13.25%        285,906        285,906     285,906     285,906       16,114       17,154
-----------------------------------------------------------------------------------------------------------
 22        -      4.46%        280,747        280,747     280,747     280,747       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 23        -      1.53%        267,619        267,619     267,619     267,619       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 24        -     -1.40%        246,971        246,971     246,971     246,971       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 25        -     -3.35%        222,115        222,115     222,115     222,115       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 26        -     10.31%        226,098        226,098     226,098     226,098       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 27        -      4.46%        218,264        218,264     218,264     218,264       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 28        -      0.55%        202,224        202,224     202,224     202,224       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 29        -      5.44%        195,129        195,129     195,129     195,129       17,154       17,154
-----------------------------------------------------------------------------------------------------------
 30        -      2.51%        182,441        182,441     182,441     182,441       17,154       17,154
-----------------------------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                       Hypothetical 0% Gross Return Model

                                  Choice 2000

-----------------------------------------------------------------------------------------------------------
                                                                                  Withdrawal
                                                                                   Amount @
               Annual Net       Total                      Death                   Beginning   HD7 Annual
Year Premium Rate of Return Account Value Surrender Value Benefit Protected Value of the Year Income Amount
-----------------------------------------------------------------------------------------------------------
  1  100,000     -2.41%         97,593         97,593     100,000     107,000            -        5,350
-----------------------------------------------------------------------------------------------------------
  2        -     -2.47%         95,186         95,186     100,000     114,490            -        5,724
-----------------------------------------------------------------------------------------------------------
  3        -     -2.53%         92,775         92,775     100,000     122,504            -        6,125
-----------------------------------------------------------------------------------------------------------
  4        -     -2.61%         90,357         90,357     100,000     131,080            -        6,554
-----------------------------------------------------------------------------------------------------------
  5        -     -2.69%         87,929         87,929     100,000     140,255            -        7,013
-----------------------------------------------------------------------------------------------------------
  6        -     -2.78%         85,487         85,487     100,000     150,073            -        7,504
-----------------------------------------------------------------------------------------------------------
  7        -     -2.88%         83,028         83,028     100,000     160,578            -        8,029
-----------------------------------------------------------------------------------------------------------
  8        -     -2.99%         80,548         80,548     100,000     171,819            -        8,591
-----------------------------------------------------------------------------------------------------------
  9        -     -3.11%         78,041         78,041     100,000     183,846            -        9,192
-----------------------------------------------------------------------------------------------------------
 10        -     -3.25%        100,000        100,000     100,000     200,000            -       10,000
-----------------------------------------------------------------------------------------------------------
 11        -     -3.04%         87,261         87,261      90,000     190,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 12        -     -3.17%         74,809         74,809      80,000     180,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 13        -     -3.35%         62,639         62,639      70,000     170,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 14        -     -3.60%         50,746         50,746      60,000     160,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 15        -     -4.07%         39,089         39,089      50,000     150,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 16        -     -4.77%         27,701         27,701      40,000     140,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 17        -     -6.36%         16,575         16,575      30,000     130,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 18        -    -13.19%          5,707          5,707      20,000     120,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 19        -          -              -              -           -     110,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 20        -          -              -              -           -     100,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 21        -          -              -              -           -      90,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 22        -          -              -              -           -      80,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 23        -          -              -              -           -      70,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 24        -          -              -              -           -      60,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 25        -          -              -              -           -      50,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 26        -          -              -              -           -      40,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 27        -          -              -              -           -      30,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 28        -          -              -              -           -      20,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 29        -          -              -              -           -      10,000       10,000       10,000
-----------------------------------------------------------------------------------------------------------
 30        -          -              -              -           -           -       10,000       10,000
-----------------------------------------------------------------------------------------------------------

 RETURNS AND VALUES ON THIS PAGE ARE HYPOTHETICAL, ARE NOT GUARANTEED, AND WILL
                                     VARY.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

 (b)EXHIBITS

(10)Consent of PricewaterhouseCoopers LLP*
--------
 *  To be filed IN SUBSEQUENT POST-EFFECTIVE AMENDMENT UNDER RULE 485(B)

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, on this 15th day of August 2008.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                  Registrant

              By: Prudential Annuities Life Assurance Corporation


/s/ C. Christopher Sprague
---------------------------------------------------------
C. Christopher Sprague, Vice President, Corporate Counsel

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   Depositor


/s/ C. Christopher Sprague
---------------------------------------------------------
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                             Title                       Date
---------               ----------------------------------  ------------------
                          (Principal Executive Officer)

David R. Odenath*          Chief Executive Officer and       August 15, 2008
----------------------              President
David R. Odenath

                         (Principal Financial Officer and
                          Principal Accounting Officer)

Kenneth Y. Tanji*       Executive Vice President and Chief
----------------------          Financial Officer
Kenneth Y. Tanji

                               (Board of Directors)

James Avery*                    Kenneth Y. Tanji*              Helen Galt*
----------------------  ------------------------------      ------------------
James Avery                      Kenneth Y. Tanji              Helen Galt

David R. Odenath*                                           Bernard J. Jacob*
----------------------                                      ------------------
David R. Odenath                                            Bernard J. Jacob


By:  /s/ C. Christopher Sprague
     --------------------------
     C. Christopher Sprague

* Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney